Business Combination and Goodwill - Summary of Contigent Consideration Payables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jul. 13, 2018
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration payables	¥ 18,862	¥ 19,309
Beijing Hengyue Acquisition [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration payables	18,862	19,309	¥ 39,375
Beijing Hengyue Acquisition [Member] | Prepaid Expenses and Other Current Assets [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration payables	¥ 18,862	¥ 19,309